Condensed Statement of Cash Flows - USD ($)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash flows from Operating Activities:
Net income (loss)	$ (22,966)	$ 15,450,188	$ (814,819)	$ (10,506,796)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investment held in Trust Account		(20,784)
Excess of the fair value of private placement warrants over the cash received			2,932,800	2,932,800
Realized gain and interest earned on investment held in Trust Account			(1,838,872)	(1,845,876)
Warrant issuance costs			1,044,453	1,044,453
Unrealized gain/loss on fair value changes of warrants		(19,769,680)	(1,705,600)	7,813,200
Changes in current assets and current liabilities:
Prepaid expenses and other expenses		(126,922)	(51,462)	(16,589)
Accounts payable and accrued expense		2,761,929	75,897	28,509
Due to related parties	22,966	785,007	(19,920)	10,080
Net cash used in operating activities	0	(920,262)	(377,523)	(540,219)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account				(276,000,000)
Cash deposited into Trust Account			(276,000,000)
Net cash used in investing activities			(276,000,000)	(276,000,000)
Cash flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' fees		276,000,000	276,000,000	276,000,000
Proceeds from private placement			7,520,000	7,520,000
Repayment of Sponsor loan	(300,000)		(300,000)	(300,000)
Proceeds from promissory note to related party			0
Repayment of promissory note to related party			0
Payments of offering costs			(5,998,175)	(5,998,175)
Net cash provided by financing activities	300,000		277,221,825	277,221,825
Net Change in Cash	300,000	(920,262)	844,302	681,606
Cash – Beginning		981,606	300,000	300,000
Cash – Ending	300,000	$ 61,344	1,144,302	981,606
Supplemental Disclosure of Non-cash Financing Activities:
Deferred underwriting commissions charged to additional paid in capital			$ 9,660,000	$ 9,660,000
Deferred offering costs paid by sponsor in exchange for founder shares	25,000
Increase in due to related party for deferred offering costs	$ 62,885